Deferred tax	12 Months Ended
Dec. 31, 2023
Deferred tax
Deferred tax

23. Deferred tax

The following table shows the movements in deferred tax assets and deferred tax liabilities:

	DEFERRRED TAX ASSETS
	Retirement benefit liabilities	Tax loss carryforward	Property, plant and equipment	Other	Total deferred tax assets

	(Euro, in thousands)

On January 1, 2022	€776	€3,133		€122	€4,032

Credited/charged (-) to profit or loss	17	(1,797)		165	(1,615)
Reclassification		(275)			(275)
Charged to other comprehensive income	(795)				(795)
Exchange differences	22			(6)	15

On December 31, 2022	19	1,061	€—	281	1,363

Credited/charged (-) to profit or loss		(1,061)	298	692	(72)
Reclassification to assets/liabilities held for sale				(292)	(292)
Charged to other comprehensive income	132				132
Exchange differences	8		(6)	(6)	(4)

On December 31, 2023	€159	€—	€292	€675	€1,126

	DEFERRED TAX LIABILITIES
	Intangible assets other than goodwill	Other	Total deferred tax liabilities

	(Euro, in thousands)

On January 1, 2022	€—		€—

Impact of acquisition of businesses	(23,265)		(23,265)
Credited/charged (-) to profit or loss	2,842		2,842
Reclassification	275		275

On December 31, 2022	(20,148)	€—	(20,148)

Credited/charged (-) to profit or loss	(1,458)	(2,019)	(3,477)
Exchange differences	18		18

On December 31, 2023	€(21,588)	€(2,019)	€(23,607)

The unrecognized deferred tax assets on December 31, 2023 amount to €326.8 million (as compared to €460.1 million on December 31, 2022).

The total amount of tax attributes and deductible temporary differences at December 31, 2023 amounted to €1,722.2 million (2022: €1,882.5 million, 2021: €1,653.7 million). This is composed of i) consolidated tax losses carried forward and deductible temporary differences at December 31, 2023 amounting to €1,312.2 million (2022: €1,516.6 million; 2021: €1,343.2 million), and (ii) innovation income deduction, dividend received deduction and investment deduction carried forward at December 31, 2023 amounting to €410.0 million (2022: €365.9 million; 2021: €310.5 million).

The available tax losses carried forward that can be offset against possible future taxable profits amounted to €798.7 million on December 31,2023 and can be carried forward for an indefinite period except for an amount of €2.2 million in the United States with expiry date between 2028 and 2034. On December 31, 2023, the available tax losses carried forward in Galapagos NV (Belgium) amounted to €757.9 million. In addition to the latter, Galapagos NV (Belgium) also benefits from the Belgian innovation income deduction regime which led to report, on December 31, 2023, a carried forward tax deduction of €390.3 million (2022: €346.2 million; 2021: €301.3 million) that can also be offset against possible future taxable results. In addition, Galapagos NV (Belgium) also has available investment deduction carried forward of €1 million (2022 and 2021: €1 million) and a dividend received deduction carryforward of €18.7 million (2022: €18.7 million, 2021: €8.2 million) that can be offset against possible future taxable profits. There is no limit in time for the innovation income deduction, the dividend received deduction carryforward and investment deduction carried forward.

With the exception of 2019 and 2023, we have a history of losses. We forecast to continue incurring taxable losses in the foreseeable future as we continue to invest in clinical and preclinical development programs and discovery platforms. Consequently, no net deferred tax asset was recognized as at December 31, 2023, except for our subsidiaries operating on a cost plus basis for which deferred tax assets were recognized for €1.1 million (2022: €1.1 million and 2021: €4.0 million).

Net deferred tax liabilities were initially calculated based on the fair value of the intangible assets identified from the acquisition of CellPoint and AboundBio, adjusted by considering the related recognizable deferred tax assets. We refer to note 27 for more information on the purchase price allocation of the business combinations.